Average Annual Total Returns	12 Months Ended
Oct. 31, 2011
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.53%)
Five Years	(4.64%)
Ten Years	4.71%
Inception Date	May 08, 2000
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.44%)
Five Years	(4.59%)
Ten Years	4.74%
Inception Date	Jan. 22, 2010
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.39%)
Since Inception	(8.73%)
Inception Date	Dec. 02, 2010
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.76%
Five Years	2.65%
Ten Years	4.61%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.28%)
Five Years	(0.19%)
Ten Years	4.12%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.77%
Five Years	3.93%
Ten Years	4.74%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.26%
Five Years	1.53%
Ten Years	4.60%
Inception Date	Sep. 30, 1994
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.56%)
Five Years	(3.47%)
Ten Years	5.86%
Inception Date	Apr. 29, 1996
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.52%)
Since Inception	(7.81%)
Inception Date	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.52%)
Since Inception	(6.88%)
Inception Date	Nov. 30, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.51%)
Since Inception	(7.78%)
Inception Date	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.49%)
Since Inception	(6.83%)
Inception Date	Nov. 30, 2010
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.04%)
Five Years	(5.18%)
Ten Years	4.15%
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.96%)
Five Years	(5.14%)
Ten Years	4.17%
Return After Taxes on Distributions | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.98%
Five Years	1.73%
Ten Years	3.63%
Return After Taxes on Distributions | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.72%)
Five Years	(0.65%)
Ten Years	3.62%
Return After Taxes on Distributions | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.78%
Five Years	2.77%
Ten Years	3.49%
Return After Taxes on Distributions | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.35%)
Five Years	0.82%
Ten Years	3.84%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(15.02%)
Five Years	(3.90%)
Ten Years	5.36%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.99%)
Since Inception	(7.55%)
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.98%)
Since Inception	(8.45%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.58%)
Five Years	(3.97%)
Ten Years	3.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.50%)
Five Years	(3.93%)
Ten Years	3.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.29%
Five Years	1.78%
Ten Years	3.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.19%)
Five Years	(0.30%)
Ten Years	3.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.58%
Five Years	2.71%
Ten Years	3.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	0.98%
Ten Years	3.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.03%)
Five Years	(2.97%)
Ten Years	4.99%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.00%)
Since Inception	(5.90%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.98%)
Since Inception	(6.66%)
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Since Inception	(8.00%)
Dow Jones U.S. Total Stock Market Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Barclays Capital U.S. Aggregate Bond Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
Barclays Capital U.S. Aggregate Bond Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
Barclays Capital U.S. Aggregate Bond Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
Income Composite Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.69%
Five Years	5.04%
Ten Years	5.12%
Conservative Growth Composite Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.45%
Five Years	3.64%
Ten Years	4.88%
Moderate Growth Composite Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.67%
Five Years	2.56%
Ten Years	5.02%
Growth Composite Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.81%)
Five Years	0.86%
Ten Years	4.53%
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.79%)
Five Years	(3.34%)
Ten Years	6.00%
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.79%)
Since Inception	(7.01%)
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.79%)
Since Inception	(6.50%)
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.79%)
Since Inception	(7.01%)
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.79%)
Since Inception	(6.50%)
MSCI US Broad Market Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Ten Years	none
MSCI ACWI ex USA IMI Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Five Years	(1.64%)
Ten Years	4.92%
MSCI ACWI ex USA IMI Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Since Inception	(7.25%)
MSCI ACWI ex USA IMI Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Since Inception	(6.79%)
MSCI ACWI ex USA IMI Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Since Inception	(7.25%)
MSCI ACWI ex USA IMI Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Since Inception	(6.79%)
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Five Years	(3.41%)
Ten Years	5.92%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Since Inception	(7.72%)
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Since Inception	(6.81%)
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Since Inception	(7.73%)
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.31%)
Since Inception	(6.81%)